Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Statement of Financial Position [Abstract]
Common Stock, par value
Common Stock, shares authorized	75,000	75,000
Common Stock, shares issued	15,000	0
Common Stock, shares outstanding	15,000	0